Derivative Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information about Derivative Financial Assets Explanatory [Line Items]
Derivative financial assets	$ 0.0	$ 5.1
Australian gold derivative contracts
Disclosure Of Detailed Information about Derivative Financial Assets Explanatory [Line Items]
Derivative financial assets held for hedging	0.0	2.0
Ghanaian oil derivative contracts
Disclosure Of Detailed Information about Derivative Financial Assets Explanatory [Line Items]
Derivative financial assets held for hedging	$ 0.0	$ 3.1